GENERAL	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL	GENERAL
REE Automotive Ltd. was incorporated in Israel on January 16, 2011.

REE Automotive Ltd. is an automotive technology company focused on building commercial electric vehicles controlled fully by-wire. REE Automotive Ltd. has established wholly-owned subsidiaries in the United States, Germany, Japan and the United Kingdom (the “Subsidiaries”). REE Automotive Ltd. and its subsidiaries (the “Company”, “REE”, or “we”) is in the early stages of commercialization and is currently developing its core REEcornerTM technology which packs critical vehicle components into a single compact module positioned between the chassis and the wheel as well as building commercial Electric Vehicles (“EV”) leveraging REEcornerTM technology. The Company has commenced initial production components at its Launch Factory in Coventry, United Kingdom.

On February 3, 2021, the Company entered into a merger agreement (the “Merger Agreement”) with 10X Capital Venture Acquisition Corp (“10X Capital”), a Delaware corporation and special purpose acquisition company (“SPAC”), and Spark Merger Sub, Inc., a wholly-owned subsidiary of the Company, pursuant to which Merger Sub merged with and into 10X Capital (the “Merger”). The Merger was consummated on July 22, 2021 (the “Closing Date”) with 10X Capital becoming a wholly-owned subsidiary of the Company, and the securityholders of 10X Capital becoming securityholders of the Company.

The Company became a Nasdaq listed publicly traded company on July 23, 2021, with its Class A ordinary shares, without par value (the “Class A Ordinary Shares”) trading under the ticker symbol “REE” (for further information see Note 10). The Company also has Class B ordinary shares, without par value, having 10 votes per share (the “Class B Ordinary Shares” and together with the Class A Ordinary Shares, the “Ordinary Shares”) that include voting rights only and are not listed on the Nasdaq.

On October 18, 2023, the Company effected a reverse share split of the Company’s Class A ordinary shares and Class B ordinary shares at the ratio of 1-for-30. As a result, all Ordinary Class A shares, Ordinary Class B shares, options for Ordinary Class A Shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the stock reverse split had been in effect as of the date of these consolidated financial statements. Following the reverse share split an additional amount of 15,890 shares were issued to reflect rounding differences resulting from fractional Class A ordinary shares. For further details, see Note 12 - Shareholder’s equity.
During February 2023, the Company undertook a reduction in the Company’s employee base of approximately 11% of the Company’s workforce. The Company has incurred approximately $400 in severance-related charges.

As of December 31, 2023, the Company’s principal source of liquidity includes its unrestricted cash balance in the amount of $41,232 and its short term investments in the amount of $44,395. The Company has incurred losses since inception and had negative cash flows used in operating activities of $89,273 for the year ended December 31, 2023. The Company expects to continue to incur net losses and negative cash flows from operating activities.

The Company’s ability to successfully carry out its business plan is primarily dependent upon its ability to raise sufficient additional capital. There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed to support its operations.

Since the Company was unable to maintain sufficient financial resources to support its business operation, the Company's board of directors approved a saving plan, to improve its available cash balances and liquidity. The Company saving plan includes reducing costs to conserve cash and improve its liquidity position, deferral and reprioritization of certain research and development programs including tooling and additional contingent plan to reduce additional costs.

The above mentioned alleviates the substantial doubt about the Company's ability to continue as a going concern for at least twelve months from the date that the consolidated financial statements were issued.